Subsequent Events - Additional Information (Detail)	Mar. 17, 2021 USD ($)	Mar. 15, 2021 USD ($)	Mar. 12, 2021 USD ($) shares	Mar. 09, 2021 USD ($) DemandLetter LoanAgreement	Mar. 05, 2021 USD ($)	Feb. 04, 2021 USD ($)	Mar. 15, 2021 CNY (¥)	Mar. 09, 2021 CNY (¥)	Mar. 05, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Subsequent Event [Line Items]
Long-term bank loans										$ 123,159,000	$ 96,354,000
Subsequent Event
Subsequent Event [Line Items]
Amount of damages	$ 1,520,000
Subsequent Event | Demand Letter
Subsequent Event [Line Items]
Maximum period for payment under loan agreement				5 days
Number of demand letters received | DemandLetter				2
Number of loan agreements | LoanAgreement				2
Subsequent Event | Demand Letter | Zastron Electronic (Shenzhen) Co., Ltd. (Zastron Shenzhen)
Subsequent Event [Line Items]
Date of loan agreement					Sep. 27, 2019
Maximum period for payment under loan agreement					5 days
Principal and interest amount due under loan agreement					$ 96,100,000				¥ 621,808,910
Subsequent Event | Demand Letter | Zastron Electronic (Shenzhen) Co., Ltd. (Zastron Shenzhen) | Xiamen International Bank
Subsequent Event [Line Items]
Date of loan agreement				Jan. 06, 2020
Long-term bank loans				$ 15,900,000				¥ 103,400,000
Subsequent Event | Demand Letter | Nam Tai Investment (Shenzhen) Co., Ltd. (“NTISZ”) | Bank of Beijing
Subsequent Event [Line Items]
Date of loan agreement				Aug. 08, 2019
Long-term bank loans				$ 6,900,000				¥ 44,900,000
Subsequent Event | Demand Letter | Nam Tai (Shenzhen) Technology Park Operations Management Co., Ltd (“NTTP”)
Subsequent Event [Line Items]
Date of loan agreement		Sep. 27, 2019
Subsequent Event | Demand Letter | Nam Tai (Shenzhen) Technology Park Operations Management Co., Ltd (“NTTP”) | The Industrial Bank Co. Ltd. Shenzhen Branch
Subsequent Event [Line Items]
Date of loan agreement		Mar. 18, 2020
Long-term bank loans		$ 4,230,000					¥ 27,500,000
RLP | Subsequent Event
Subsequent Event [Line Items]
Amount of damages						$ 800,000
Hong Kong International Arbitration Centre | Subsequent Event
Subsequent Event [Line Items]
Arbitration refund sum received			$ 146,900,000
Arbitration payment in shares | shares			16,051,219